Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	OAK ASSOCIATES FUNDS
Entity Central Index Key	0001050918
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000017876
Shareholder Report [Line Items]
Fund Name	Black Oak Emerging Technology Fund
Class Name	Class I
Trading Symbol	BOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/black-oak-emerging-technology/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Black Oak Emerging Technology Fund	22.40%	13.36%	14.40%
S&P 500® Equal Weighted Information Technology Index	29.07%	18.80%	19.02%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,472,695
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 439,111
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,472,695
Number of Portfolio Holdings	31
Advisory Fee	$439,111
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	4.5%
Communications	2.8%
Health Care	3.4%
Consumer Discretionary	6.1%
Industrials	9.1%
Technology	74.1%

C000017877
Shareholder Report [Line Items]
Fund Name	Live Oak Health Sciences Fund
Class Name	Class I
Trading Symbol	LOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/live-oak-health-sciences/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Live Oak Health Sciences Fund	5.98%	9.24%	6.79%
S&P Health Care Select Sector Index	-0.03%	9.07%	9.23%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,602,631
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 367,760
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,602,631
Number of Portfolio Holdings	32
Advisory Fee	$367,760
Portfolio Turnover	24%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	0.4%
Technology	2.0%
Health Care	97.6%

C000017874
Shareholder Report [Line Items]
Fund Name	Pin Oak Equity Fund
Class Name	Class I
Trading Symbol	POGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/pin-oak-equity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Pin Oak Equity Fund	28.13%	14.65%	11.85%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Market TR USD	21.00%	16.81%	14.20%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,591,722
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,009,268
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$149,591,722
Number of Portfolio Holdings	30
Advisory Fee	$1,009,268
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	0.9%
Energy	1.0%
Materials	3.1%
Industrials	5.5%
Consumer Discretionary	8.9%
Communications	17.4%
Health Care	17.6%
Financials	17.6%
Technology	28.0%

C000017875
Shareholder Report [Line Items]
Fund Name	Red Oak Technology Select Fund
Class Name	Class I
Trading Symbol	ROGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/red-oak-technology-select/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Red Oak Technology Select Fund	31.53%	18.31%	18.80%
S&P 500® Equal Weighted Information Technology Index	29.07%	18.80%	19.02%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 781,753,145
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 4,995,651
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$781,753,145
Number of Portfolio Holdings	27
Advisory Fee	$4,995,651
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	0.4%
Industrials	4.5%
Consumer Discretionary	10.4%
Communications	14.5%
Technology	70.2%

C000017879
Shareholder Report [Line Items]
Fund Name	River Oak Discovery Fund
Class Name	Class I
Trading Symbol	RIVSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/river-oak-discovery/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
River Oak Discovery Fund	7.08%	11.20%	9.11%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Small Cap TR USD	10.14%	11.69%	9.16%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,922,350
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 157,829
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,922,350
Number of Portfolio Holdings	29
Advisory Fee	$157,829
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	1.9%
Consumer Staples	1.1%
Consumer Discretionary	3.6%
Health Care	10.1%
Financials	15.4%
Industrials	32.3%
Technology	35.6%

C000017878
Shareholder Report [Line Items]
Fund Name	Rock Oak Core Growth Fund
Class Name	Class I
Trading Symbol	RCKSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/rock-oak-core-growth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rock Oak Core Growth Fund	11.39%	9.97%	9.33%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Mid Cap TR USD	10.95%	12.58%	11.22%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,742,150
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 61,459
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,742,150
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$61,459
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	1.0%
Consumer Discretionary	2.2%
Energy	2.9%
Materials	10.1%
Financials	12.3%
Technology	16.2%
Health Care	22.5%
Industrials	32.8%

C000017873
Shareholder Report [Line Items]
Fund Name	White Oak Select Growth Fund
Class Name	Class I
Trading Symbol	WOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/white-oak-select-growth/
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 458,927,730
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,108,669
InvestmentCompanyPortfolioTurnover	11.00%